Other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Other financial assets
Schedule of other financial assets

	Debt securities
	Central and local government			Other		Equity	Other
	UK	US	Other	debt	Total	shares	loans	Total
2021	£m	£m	£m	£m	£m	£m	£m	£m
Mandatory fair value through profit or loss	—	—	—	6	6	13	298	317
Fair value through other comprehensive income (1)	11,938	10,086	5,604	9,058	36,686	312	268	37,266
Amortised cost	3,821	156	81	4,504	8,562	—	—	8,562
Total	15,759	10,242	5,685	13,568	45,254	325	566	46,145

2020
Mandatory fair value through profit or loss	—	—	—	88	88	14	338	440
Fair value through other comprehensive income (1)	17,458	11,742	6,802	8,591	44,593	294	15	44,902
Amortised cost	4,997	235	116	4,458	9,806	—	—	9,806
Total	22,455	11,977	6,918	13,137	54,487	308	353	55,148

(1)

Upon initial recognition, the Group occasionally irrevocably designates some of its equity investments as equity instruments at FVOCI when they meet the definition of equity under IAS 32 Financial instruments: presentation, are not held for trading or they are held for strategic purposes. Such classification is determined on an instrument by instrument basis. Gains and losses on these equity instruments are not recycled to the income statement and dividends are recognised in profit or loss except when they represent a recovery of part of the cost of the instrument, in which case such gains are recorded in OCI. Equity instruments at FVOCI are not subject to an impairment assessment.